Supplier Financing Arrangements (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Amounts available for financing reported within trade payables
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables	£ 129	£ 296	£ 115
Amounts available for financing reported within trade payables | Leaf payables
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables	3	188	0
Amounts available for financing reported within trade payables | Other payables
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables	126	108	115
Amounts accepted by financial institutions for early financing
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables	123	287	100
Amounts accepted by financial institutions for early financing | Leaf payables
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables	2	182	0
Amounts accepted by financial institutions for early financing | Other payables
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables	121	105	100
Amounts for which suppliers have received payment
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables	90	274	80
Amounts for which suppliers have received payment | Leaf payables
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables	2	180	0
Amounts for which suppliers have received payment | Other payables
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables	£ 88	£ 94	£ 80